Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Group's Future Minimum Commitments Under Non-cancelable Agreements

As of December 31, 2025, the Group’s future minimum commitments under non-cancelable agreements were as follows:

	Less than one year	One to three years	More than three years	Total
	RMB	RMB	RMB	RMB
Purchase commitments	83,746	1,248	—	84,994
Capital commitments	3,921	—	—	3,921
Total	87,667	1,248	—	88,915